Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 136,301	$ 4,557	$ 182,411	$ 131,570
Gains (losses) on disposal of property, plant and equipment and other assets	(164,187)	(5,490)	(14,644)	367,110
Impairment losses on property, plant and equipment and goodwill	(201,006)	(6,720)	(133,071)	(714,675)
Loss on damages and claims	(459,544)	(15,364)	(24,114)	(85,585)
Others	419,881	14,038	361,001	410,136
Other operating income and expenses, net	$ (268,555)	$ (8,979)	$ 371,583	$ 108,556